7. Capital Stock (Details 2) - Options - CAD / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Weighted average exercise price	CAD 1.73	CAD 1.73
Options Outstanding	505,000	505,000
Weighted Average Remaining Contractual Life (Years)	4 years 5 months 12 days	4 years 8 months 12 days
Options Exercisable	210,000	195,000
Weighted Average Exercise Price	CAD 1.73	CAD 1.73
Weighted Average Remaining Contractual Life (Years)	4 years 5 months 12 days	4 years 8 months 12 days